SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 311	$ 210	$ 30
Finished goods	1,939	2,522	2,145
Inventory	$ 2,250	$ 2,732	$ 2,175